Portfolio of Investments (unaudited)

As of July 31, 2019

	Shares	Value
LONG-TERM INVESTMENTS (97.4%)
COMMON STOCKS (96.2%)
AUSTRALIA (1.5%)

Consumer Staples (1.5%)
Treasury Wine Estates Ltd.(a)	1,206,400	$14,505,699

BRAZIL (1.6%)
Industrials (1.6%)
CCR SA	2,474,900	9,695,064
Rumo SA(b)	1,092,300	6,273,852
Total Brazil		15,968,916

CANADA (2.4%)
Energy (1.2%)
Enbridge, Inc.(c)	350,300	11,696,517

Materials (1.2%)
Barrick Gold Corp.(c)	753,131	12,245,910
Total Canada		23,942,427

CHINA (0.4%)
Industrials (0.4%)
CRRC Corp. Ltd., Class H(a)	5,209,950	4,101,020

FINLAND (2.8%)
Information Technology (1.0%)
Nokia OYJ(a)	1,968,600	10,610,073

Materials (1.8%)
Stora Enso OYJ, R Shares(a)	791,100	9,110,631
UPM-Kymmene OYJ(a)	311,913	8,407,615
		17,518,246
Total Finland		28,128,319

FRANCE (5.0%)
Energy (0.9%)
TOTAL SA, ADR(c)	175,000	9,054,500

Financials (1.1%)
AXA SA(a)	424,900	10,702,485

Industrials (1.8%)
Alstom SA(a)	196,119	8,446,602
Bouygues SA(a)	252,000	9,021,377
		17,467,979
Utilities (1.2%)
Veolia Environnement SA(a)	471,600	11,901,225

See Notes to Portfolio of Investments.

Total France		49,126,189

GERMANY (3.0%)
Financials (1.0%)
Deutsche Boerse AG(a)	72,900	$10,120,157

Health Care (0.9%)
Bayer AG(a)	144,500	9,359,117

Information Technology (1.1%)
Infineon Technologies AG(a)	563,700	10,440,946
Total Germany		29,920,220

HONG KONG (2.3%)
Financials (2.3%)
AIA Group Ltd.(a)	1,268,700	13,010,189
Hong Kong Exchanges & Clearing Ltd.(a)	278,000	9,363,668
Total Hong Kong		22,373,857

JAPAN (1.8%)
Financials (0.9%)
Mitsubishi UFJ Financial Group, Inc.(a)	1,722,400	8,506,935

Health Care (0.9%)
Shionogi & Co. Ltd.(a)	170,300	9,428,662
Total Japan		17,935,597

LUXEMBOURG (0.6%)
Materials (0.6%)
ArcelorMittal(c)	387,700	6,094,644

NETHERLANDS (1.0%)
Consumer Staples (1.0%)
Unilever NV(a)	170,600	9,888,595

SINGAPORE (1.3%)
Financials (1.3%)
Oversea-Chinese Banking Corp. Ltd.(a)	1,544,700	12,860,678

SOUTH KOREA (1.2%)
Materials (1.2%)
LG Chem Ltd.(a)	40,400	11,426,236

SPAIN (3.3%)
Communication Services (1.3%)
Cellnex Telecom SA(a)(d)	343,400	12,842,587

Financials (0.7%)
Banco Bilbao Vizcaya Argentaria SA(a)	1,334,800	6,796,414

See Notes to Portfolio of Investments.

Industrials (1.3%)
Ferrovial SA(a)	499,886	$13,003,913
Total Spain		32,642,914

SWEDEN (2.0%)
Consumer Staples (1.3%)
Essity AB, Class B(a)	436,400	12,962,427

Financials (0.7%)
Swedbank AB, A Shares(a)	473,200	6,443,908
Total Sweden		19,406,335

SWITZERLAND (5.8%)
Consumer Staples (1.4%)
Nestle SA(a)	127,800	13,557,941

Financials (2.0%)
UBS Group AG(a)(b)	740,900	8,269,803
Zurich Insurance Group AG(a)	32,900	11,443,659
		19,713,462
Health Care (2.4%)
Novartis AG(a)	135,700	12,443,530
Roche Holding AG(a)	42,100	11,268,699
		23,712,229
Total Switzerland		56,983,632

UNITED KINGDOM (7.3%)
Communication Services (3.0%)
BT Group PLC, ADR(c)	637,813	7,602,731
Cineworld Group PLC(a)	3,083,500	9,571,884
Vodafone Group PLC(a)	7,073,800	12,874,188
		30,048,803
Energy (1.1%)
BP PLC, ADR(c)	274,100	10,892,734

Financials (1.1%)
Standard Chartered PLC(a)	1,265,500	10,414,683

Health Care (1.0%)
GlaxoSmithKline PLC, ADR	247,100	10,200,288

Industrials (1.1%)
Melrose Industries PLC(a)	4,631,786	10,453,528
Total United Kingdom		72,010,036

UNITED STATES (52.9%)
Communication Services (3.0%)
Activision Blizzard, Inc.	159,300	7,764,282
Alphabet, Inc., Class C(b)(c)	11,200	13,626,816

See Notes to Portfolio of Investments.

AT&T, Inc.(c)	242,600	$8,260,530
		29,651,628
Consumer Discretionary (9.4%)
Aptiv PLC(c)	144,000	12,621,600
Dollar General Corp.(c)	91,400	12,249,428
Las Vegas Sands Corp.	190,800	11,531,952
Lennar Corp., Class A(c)	213,800	10,170,466
Lowe’s Cos., Inc.(c)	127,400	12,918,360
Target Corp.(c)	137,900	11,914,560
TJX Cos., Inc. (The)(c)	182,400	9,951,744
Whirlpool Corp.(c)	74,800	10,881,904
		92,240,014
Consumer Staples (2.9%)
Kraft Heinz Co. (The)(c)	237,500	7,602,375
Molson Coors Brewing Co., Class B(c)	162,800	8,789,572
Mondelez International, Inc., Class A(c)	227,500	12,168,975
		28,560,922
Energy (3.4%)
EOG Resources, Inc.(c)	110,100	9,452,085
Kinder Morgan, Inc.(c)	610,500	12,588,510
Schlumberger Ltd.(c)	290,400	11,607,288
		33,647,883
Financials (6.3%)
American International Group, Inc.(c)	193,600	10,839,664
Bank of America Corp.(c)	395,200	12,124,736
Charles Schwab Corp. (The)	212,100	9,166,962
Citigroup, Inc.(c)	169,800	12,082,968
Evercore, Inc., Class A(c)	94,800	8,187,876
Huntington Bancshares, Inc.(c)	705,500	10,053,375
		62,455,581
Health Care (6.3%)
Allergan PLC(c)	59,200	9,501,600
Bristol-Myers Squibb Co.(c)	224,100	9,952,281
Eli Lilly & Co.	88,000	9,587,600
Medtronic PLC(c)	118,900	12,120,666
Pfizer, Inc.(c)	217,600	8,451,584
UnitedHealth Group, Inc.(c)	49,300	12,276,193
		61,889,924
Industrials (4.7%)
Delta Air Lines, Inc.(c)	211,000	12,879,440
FedEx Corp.(c)	67,300	11,476,669
Norfolk Southern Corp.(c)	61,400	11,734,768
Raytheon Co.(c)	57,300	10,445,217
		46,536,094
Information Technology (10.1%)
Apple, Inc.(c)	114,500	24,393,080
Broadcom, Inc.(c)	41,500	12,034,585
Cisco Systems, Inc.(c)	245,300	13,589,620
Intel Corp.(c)	289,500	14,634,225

See Notes to Portfolio of Investments.

Leidos Holdings, Inc.(c)	98,900	$8,119,690
Microsoft Corp.(c)	111,300	15,166,851
TE Connectivity Ltd.(c)	127,800	11,808,720
		99,746,771
Materials (0.3%)
Warrior Met Coal, Inc.	115,934	2,868,207

Real Estate (3.1%)
American Tower Corp., REIT(c)	58,200	12,316,284
Digital Realty Trust, Inc., REIT(c)	89,300	10,212,348
GEO Group, Inc. (The), REIT(c)	448,000	7,978,880
		30,507,512
Utilities (3.4%)
Clearway Energy, Inc., Class C(c)	300,000	5,406,000
CMS Energy Corp.(c)	146,500	8,529,230
FirstEnergy Corp.(c)	172,100	7,567,237
NextEra Energy, Inc.(c)	58,000	12,015,860
		33,518,327
Total United States		521,622,863
Total Common Stocks		948,938,177

PREFERRED STOCKS (1.2%)
SOUTH KOREA (1.2%)
Information Technology (1.2%)
Samsung Electronics Co., Ltd.(a)	380,000	11,752,192
Total Preferred Stocks		11,752,192
Total Long-Term Investments—97.4% (cost $849,318,246)		960,690,369
SHORT-TERM INVESTMENT—1.7%

	SHORT-TERM INVESTMENT (1.7%)
	UNITED STATES—1.7%
17,032,033	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(e)	17,032,033
	Total Short-Term Investment — 1.7% (cost $17,032,033)	17,032,033
	Total Investments—99.1% (cost $866,350,279)	977,722,402
	Other Assets in Excess of Liabilities—0.9%	8,647,823
	Net Assets—100.0%	$986,370,225

(a)                                 Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                                 Non-income producing security.

(c)                                  All or a portion of the security has been designated as collateral for the line of credit.

(d)                                 Denotes a security issued under Regulation S or Rule 144A.

(e)                                  Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR                                             American Depositary Receipt

PLC                                                Public Limited Company

REIT                                          Real Estate Investment Trust

See Notes to Portfolio of Investments.

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
10/10/2019	State Street Bank and Trust	USD	27,793,675	EUR	24,500,000	$27,273,029	$520,646

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.